Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Lease term	1 year
Rental expenses	$ 178,779
Rental expenses		$ 51,961
Lease expense	153,064
Interest expense	20,720
Amortization expense	134,281
Cash paid for operating leases	$ 170,228	$ 141,026